COLUMBIA FUNDS SERIES TRUST I
                      Registration Nos. 2-99356; 811-04367

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the "Trust") that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 63 under the 1933 Act and Amendment No. 64 under the 1940 Act, the text of which was filed electronically on October 31, 2007.

                  IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of November, 2007.


                                              COLUMBIA FUNDS SERIES TRUST I





                                              /s/ Peter T. Fariel
                                              ---------------------------------
                                              Peter T. Fariel
                                              Assistant Secretary